Business Acquisitions - Purchase Price Allocation (Parenthetical) (Detail)	May 31, 2018	Dec. 01, 2016	Mar. 31, 2015
Ainuo Shida [Member]
Business Acquisition [Line Items]
Business acquisition, equity interest	51.00%	33.00%	18.00%